Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts receivable, allowances	$ 80,448	$ 72,657
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	1,150,000	1,150,000
Common stock, shares issued (in shares)	147,850	145,910
Common stock, shares outstanding (in shares)	147,850	145,910
Class A Common Stock
Common stock, shares authorized (in shares)	1,000,000	1,000,000
Common stock, shares issued (in shares)	131,067	128,681
Common stock, shares outstanding (in shares)	131,067	128,681
Class B Common Stock
Common stock, shares authorized (in shares)	150,000	150,000
Common stock, shares issued (in shares)	16,783	17,229
Common stock, shares outstanding (in shares)	16,783	17,229